LONGTERM OBLIGATIONS (Details 2)	Dec. 31, 2020 USD ($)
Due Prior to 2021	$ 673,500
2021	493,445
2022	190,000
2023	205,500
2024	828,089
2025	0
2026	250,000
Total long-term obligations	2,640,534
Annual Payments
Due Prior to 2021	673,500
2021	500,000
2022	190,000
2023	205,500
2024	828,089
2025	0
2026	250,000
Total long-term obligations	2,647,089
Annual Amortization
Due Prior to 2021	0
2021	6,555
2022	0
2023	0
2024	0
2025	0
2026	0
Total long-term obligations	$ 6,555